Document and Entity Information	Oct. 02, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	EXELA TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36788
Entity Tax Identification Number	47-1347291
Entity Address, Address Line One	2701 E. Grauwyler Rd.
Entity Address, City or Town	Irving
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	214
Local Phone Number	740-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001620179
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	XELA
Security Exchange Name	NASDAQ
Six Percent Series B Cumulative Convertible Perpetual Preferred Stock Par Value Dollar 0.0001 Per Share
Document Information [Line Items]
Title of 12(b) Security	6.00% Series B Cumulative Convertible Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	XELAP
Security Exchange Name	NASDAQ